Share Capital - Additional Information (Detail) - China Unicom (BVI) Limited [member] ¥ in Millions	Nov. 28, 2017 CNY (¥) shares
Disclosure of classes of share capital [line items]
Shares issued | shares	6,651,043,262
Cash consideration | ¥	¥ 74,954